Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	£ 1,526
Property, plant and equipment including right-of-use assets at the end of the period	1,512	£ 1,526
Investment property	17	17
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	2,797	3,487
Additions	294	377
Reclassification (to)/from assets held for sale	8
Disposals	(307)	(956)
Reclassification to assets held for sale		(111)
Property, plant and equipment including right-of-use assets at the end of the period	2,792	2,797
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	(1,271)	(1,932)
Additions	(175)	(180)
Disposals	155	789
Reclassification to assets held for sale		62
Property, plant and equipment including right-of-use assets at the end of the period	(1,280)	(1,271)
Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the period	(11)	10
Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	622
Property, plant and equipment including right-of-use assets at the end of the period	697	622
Property | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	893	981
Additions	89	62
Reclassification (to)/from assets held for sale	8
Disposals	(66)	(52)
Reclassification to assets held for sale		(98)
Property, plant and equipment including right-of-use assets at the end of the period	924	893
Property | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	(271)	(335)
Additions	(17)	(18)
Disposals	61	41
Reclassification to assets held for sale		49
Property, plant and equipment including right-of-use assets at the end of the period	(227)	(271)
Property | Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the period	0	8
Office fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	206
Property, plant and equipment including right-of-use assets at the end of the period	228	206
Office fixtures and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	831	1,056
Additions	88	87
Reclassification (to)/from assets held for sale	0
Disposals	(29)	(299)
Reclassification to assets held for sale		(13)
Property, plant and equipment including right-of-use assets at the end of the period	890	831
Office fixtures and equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	(625)	(863)
Additions	(63)	(69)
Disposals	26	296
Reclassification to assets held for sale		13
Property, plant and equipment including right-of-use assets at the end of the period	(662)	(625)
Office fixtures and equipment | Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the period	0	2
Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	6
Property, plant and equipment including right-of-use assets at the end of the period	6	6
Computer software | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	79	437
Additions	1	4
Reclassification (to)/from assets held for sale	0
Disposals	(5)	(362)
Reclassification to assets held for sale		0
Property, plant and equipment including right-of-use assets at the end of the period	75	79
Computer software | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	(73)	(435)
Additions	(1)	(1)
Disposals	5	363
Reclassification to assets held for sale		0
Property, plant and equipment including right-of-use assets at the end of the period	(69)	(73)
Computer software | Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the period	0	0
Operating lease assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	577
Property, plant and equipment including right-of-use assets at the end of the period	488	577
Operating lease assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	722	755
Additions	85	185
Reclassification (to)/from assets held for sale	0
Disposals	(172)	(218)
Reclassification to assets held for sale		0
Property, plant and equipment including right-of-use assets at the end of the period	635	722
Operating lease assets | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	(145)	(160)
Additions	(64)	(73)
Disposals	62	88
Reclassification to assets held for sale		0
Property, plant and equipment including right-of-use assets at the end of the period	(147)	(145)
Operating lease assets | Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the period	0	0
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	115
Property, plant and equipment including right-of-use assets at the end of the period	93	115
Right-of-use assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	272	258
Additions	31	39
Reclassification (to)/from assets held for sale	0
Disposals	(35)	(25)
Reclassification to assets held for sale		0
Property, plant and equipment including right-of-use assets at the end of the period	268	272
Right-of-use assets | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	(157)	(139)
Additions	(30)	(19)
Disposals	1	1
Reclassification to assets held for sale		0
Property, plant and equipment including right-of-use assets at the end of the period	(175)	(157)
Right-of-use assets | Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the period	£ (11)	£ 0